                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

June 5, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4
     AnnuityNote Series 2 Variable Annuity Contract - File No. 333-159268

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 under the Securities Act of 1933 for the registration of the above referenced modified single purchase payment individual deferred variable annuity contract to be issued by the Company.

     This Pre-Effective Amendment is being filed to include financial statements for the Registrant and the Company, and to file required consents and exhibits.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities